12. INCOME TAXES	12 Months Ended
Sep. 30, 2024
Notes
12. INCOME TAXES

12.INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2024	2023

Loss before income taxes	$(2,031,413)	$(795,040)

Expected income tax recovery	$(507,000)	$(216,000)
Permanent differences	77,000	7,000
Share issue costs	(72,000)	(35,000)
Effect of flow through amounts	175,000
Change in unrecognized deductible temporary differences	327,000	244,000
Total deferred income tax (recovery) expense	$-	$-

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2024	Expiry Date Range	2023	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	(796,000)	No expiry date	(912,000)	No expiry date
Property and equipment	-	No expiry date	14,000	No expiry date
Share issue costs	291,000	2025 to 2028	167,000	2024 to 2027
Allowable capital losses	3,787,000	No expiry date	3,793,000	No expiry date
Non-capital losses available for future periods	21,190,000	2028 to 2044	19,550,000	2027 to 2043

Expenditures related to the use of flow-through share proceeds are included in exploration costs but are not available as a tax deduction to the Company as the tax benefits of these expenditures are renounced to the investors. At September 30, 2024, the Company has an obligation for future flow-through expenditures of $373,836 (2023: $nil).

Tax attributes are subject to review, and potential adjustment, by tax authorities.